Leases - Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
2023	¥ 2,744
2024	768
Total undiscounted lease payments	¥ 3,512
Office
Lessee, Lease, Description [Line Items]
2023		¥ 10,800
2024		5,815
2025		2,876
Total undiscounted lease payments		¥ 19,491